CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 18,186	$ 24,611
Time deposits	4,872	6,499
Prepaid expenses and other current assets	3,509	2,527
Current assets held-for-sale		117,612
Total current assets	26,567	151,249
Non-current assets:
Property and equipment, net	25	148
Intangible assets, net	104	116
Right-of-use assets	769	1,570
Time deposits		11,115
Deferred tax assets		38
Other non-current assets	169	174
Non-current assets held-for-sale		22,657
Total non-current assets	1,067	35,818
Total assets	27,634	187,067
Current liabilities:
Advances from students	15,167	2,874
Accrued expenses and other current liabilities	4,341	3,172
Lease liabilities	427	815
Taxes payable	186	95
Amount due to related parties	389
Current liabilities held-for-sale		290,086
Total current liabilities	20,510	297,042
Non-current liabilities:
Lease liabilities	307	817
Other non-current liabilities	156	203
Deferred tax liabilities	84
Non-current liabilities held-for-sale		2,433
Total non-current liabilities	547	3,453
Total liabilities	21,057	300,495
Commitments and contingencies
Shareholders' (deficit)/equity:
Treasury stock		(6,640)
Additional paid-in capital	337,407	187,841
Accumulated other comprehensive (loss)/income	303	(6,052)
Accumulated deficit	(331,166)	(288,610)
Total shareholders' (deficit)/equity	6,577	(113,428)
Total liabilities and shareholders' (deficit)/equity	27,634	187,067
Class A ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	23	23
Class B ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	$ 10	$ 10